SHARE-BASED COMPENSATION - Schedule of Stock Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Disclosure of classes of share capital [line items]
Number of stock options outstanding (in dollars per share)	713,876
Weighted average remaining term for stock options outstanding (in years)	1 year 7 months 20 days
Weighted average exercise price per share for stock options outstanding (in dollars per share) | $ / shares	$ 5.93
Number of stock options exercisable (in shares)	544,092
Weighted average exercise price per share for stock options exercisable (in dollars per share) | $ / shares	$ 6.15
Stock Option Plan
Disclosure of classes of share capital [line items]
Number of stock options outstanding (in dollars per share)	713,876	3,224,260	3,889,130
Stock Option Plan | 1.09 - 3.92
Disclosure of classes of share capital [line items]
Number of stock options outstanding (in dollars per share)	178,505
Weighted average remaining term for stock options outstanding (in years)	2 years 3 months
Weighted average exercise price per share for stock options outstanding (in dollars per share) | $ / shares	$ 1.12
Number of stock options exercisable (in shares)	177,579
Weighted average exercise price per share for stock options exercisable (in dollars per share) | $ / shares	$ 1.10
Stock Option Plan | 3.93 - 4.61
Disclosure of classes of share capital [line items]
Number of stock options outstanding (in dollars per share)	49,928
Weighted average remaining term for stock options outstanding (in years)	1 year 2 months 8 days
Weighted average exercise price per share for stock options outstanding (in dollars per share) | $ / shares	$ 3.97
Number of stock options exercisable (in shares)	49,928
Weighted average exercise price per share for stock options exercisable (in dollars per share) | $ / shares	$ 3.97
Stock Option Plan | 4.62 - 7.65
Disclosure of classes of share capital [line items]
Number of stock options outstanding (in dollars per share)	216,974
Weighted average remaining term for stock options outstanding (in years)	3 years 2 months 26 days
Weighted average exercise price per share for stock options outstanding (in dollars per share) | $ / shares	$ 5.24
Number of stock options exercisable (in shares)	48,116
Weighted average exercise price per share for stock options exercisable (in dollars per share) | $ / shares	$ 5.24
Stock Option Plan | 7.66 - 10.06
Disclosure of classes of share capital [line items]
Number of stock options outstanding (in dollars per share)	268,469
Weighted average remaining term for stock options outstanding (in years)	7 days
Weighted average exercise price per share for stock options outstanding (in dollars per share) | $ / shares	$ 10.06
Number of stock options exercisable (in shares)	268,469
Weighted average exercise price per share for stock options exercisable (in dollars per share) | $ / shares	$ 10.06